Finance costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs
19. Finance costs

	December 31, 2025	December 31, 2024

Interest cost on Senior Notes (Note 16)	$31,518	$31,502
Interest cost on Project Financing Facility (Note 16)	37,069	17,512
Change in fair value of redemption option derivative (Note 16)	(7,128)	(1,940)
Discount on disposal of marketable securities	5,147	—
Other interest and financing costs	7,764	3,288
Asset retirement obligation accretion (Note 17)	5,915	4,869
Interest expense on lease liabilities	1,918	1,657
Total finance costs	$82,203	$56,888
Less: capitalized interest	(50,596)	(33,839)
	$31,607	$23,049